Finance Expenses	12 Months Ended
Dec. 31, 2025
Finance Expenses [Abstract]
Finance Expenses
40.	Finance Expenses

(1)	Finance expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Interest expense	￦	4,451,659	4,665,095	4,339,560
Losses on disposal of financial assets		1	434	3,525
Losses on valuation of financial assets at fair value through profit or loss		24,015	14,247	24,983
Losses on valuation of derivatives		148,412	127,822	232,628
Losses on transaction of derivatives		178,959	59,462	288,182
Losses on foreign currency translation		491,782	2,557,597	78,206
Losses on foreign currency transactions		49,677	90,485	50,325
Others		2,513	20,086	21,342

	￦	5,347,018	7,535,228	5,038,751

(2)	Details of interest expense included in finance expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025

		In millions of won
Trade and other payables	￦	200,440	191,918	162,569
Short-term borrowings		376,066	395,773	329,111
Long-term borrowings		407,915	465,352	451,529
Debt securities		3,634,680	3,857,917	3,541,732
Other financial liabilities		614,332	668,115	704,342

		5,233,433	5,579,075	5,189,283
Less: Capitalized borrowing costs		(781,774)	(913,980)	(849,723)

	￦	4,451,659	4,665,095	4,339,560

Capitalization rates for the years ended December 31, 2023, 2024 and 2025 are 2.34%~4.28%, 2.39%~4.94%
, 2.04%~4.00% respectively.